Cover Page	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	NOVAVAX, INC
Entity Incorporation, State or Country Code	DE
Entity File Number	0-26770
Entity Tax Identification Number	22-2816046
Entity Address, Address Line One	21 Firstfield Road
Entity Address, City or Town	Gaithersburg
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20878
City Area Code	(240)
Local Phone Number	268-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.01 per share
Trading Symbol	NVAX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001000694